Schedule of Investments (unaudited)
January 31, 2024
iShares® Select Dividend ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.7%
Lockheed Martin Corp.	309,966	$ 133,102,500
Automobiles — 1.4%
Ford Motor Co.	22,496,039	263,653,577
Banks — 11.7%
Citizens Financial Group, Inc.	6,205,670	202,925,409
Comerica, Inc.	3,012,645	158,404,874
Fifth Third Bancorp	6,340,201	217,088,482
First Horizon Corp.	6,659,121	94,825,883
FNB Corp.	8,135,708	107,228,632
Huntington Bancshares, Inc.	16,462,753	209,570,846
KeyCorp	15,213,874	221,057,589
New York Community Bancorp, Inc., Class A	15,939,229	103,126,812
Regions Financial Corp.	9,260,599	172,895,383
Truist Financial Corp.	5,945,493	220,339,971
U.S. Bancorp	5,194,343	215,773,008
United Bankshares, Inc.	3,146,699	112,809,159
Valley National Bancorp	9,894,005	95,180,328
		2,131,226,376
Beverages — 1.0%
Coca-Cola Co. (The)	3,024,990	179,956,655
Biotechnology — 1.2%
Gilead Sciences, Inc.	2,728,512	213,533,349
Broadline Retail — 0.4%
Kohl’s Corp.	2,671,017	68,805,398
Capital Markets — 4.6%
Federated Hermes, Inc., Class B	1,858,367	64,968,510
Franklin Resources, Inc.	6,458,133	171,980,082
Invesco Ltd.	10,230,454	161,948,087
Janus Henderson Group PLC	2,979,651	85,694,763
Lazard, Inc.(a)	2,488,259	96,992,336
T Rowe Price Group, Inc.	2,266,329	245,783,380
		827,367,158
Chemicals — 2.7%
Chemours Co. (The)	3,344,821	100,913,250
Huntsman Corp.	4,062,945	99,704,670
LyondellBasell Industries NV, Class A	3,104,719	292,216,152
		492,834,072
Consumer Staples Distribution & Retail — 1.1%
Walgreens Boots Alliance, Inc.	9,206,098	207,781,632
Containers & Packaging — 4.9%
International Paper Co.	7,763,873	278,179,569
Packaging Corp. of America	1,555,878	258,089,043
Sonoco Products Co.	2,181,804	124,144,648
Westrock Co.	5,607,701	225,766,042
		886,179,302
Distributors — 0.6%
Genuine Parts Co.	747,218	104,782,380
Diversified Consumer Services — 0.9%
H&R Block, Inc.	3,399,610	159,237,732
Diversified Telecommunication Services — 4.3%
AT&T Inc.	18,527,713	327,755,243
Verizon Communications, Inc.	10,525,797	445,767,503
		773,522,746
Electric Utilities — 14.4%
Alliant Energy Corp.	4,021,194	195,671,300
Security	Shares	Value
Electric Utilities (continued)
American Electric Power Co., Inc.	2,482,496	$ 193,982,237
Edison International	3,832,465	258,614,738
Entergy Corp.	2,355,385	234,973,208
Eversource Energy	2,809,067	152,307,613
Exelon Corp.	5,076,933	176,728,038
FirstEnergy Corp.	5,836,127	214,069,138
IDACORP, Inc.	1,128,212	104,449,867
NextEra Energy, Inc.	2,082,762	122,112,336
NRG Energy, Inc.	4,917,482	260,823,245
OGE Energy Corp.	4,426,803	147,146,932
Pinnacle West Capital Corp.	2,389,295	164,622,426
PPL Corp.	7,715,355	202,142,301
Xcel Energy, Inc.	2,938,216	175,910,992
		2,603,554,371
Electrical Equipment — 0.9%
Emerson Electric Co.	1,725,309	158,262,595
Financial Services — 0.6%
Western Union Co. (The)	9,171,039	115,279,960
Food Products — 1.7%
Conagra Brands, Inc.	5,931,925	172,915,614
General Mills, Inc.	2,015,617	130,833,699
		303,749,313
Gas Utilities — 1.5%
New Jersey Resources Corp.	2,119,969	86,558,334
Southwest Gas Holdings, Inc.	1,395,769	81,903,725
UGI Corp.	4,674,948	103,503,349
		271,965,408
Hotels, Restaurants & Leisure — 1.2%
McDonald’s Corp.	510,033	149,296,860
Wendy’s Co. (The)	3,845,602	73,374,086
		222,670,946
Household Durables — 2.7%
Garmin Ltd.	1,781,213	212,837,141
Leggett & Platt, Inc.	3,040,219	70,563,483
Newell Brands, Inc.	9,078,884	75,536,315
Whirlpool Corp.	1,214,600	133,022,992
		491,959,931
Household Products — 1.2%
Kimberly-Clark Corp.	1,790,913	216,646,746
Insurance — 8.2%
Cincinnati Financial Corp.	1,254,168	138,961,815
Fidelity National Financial, Inc., Class A	6,466,633	323,525,649
MetLife, Inc.	2,421,887	167,885,207
Old Republic International Corp.	6,520,879	182,845,447
Principal Financial Group, Inc.	2,017,356	159,572,860
Prudential Financial, Inc.	3,100,410	325,326,021
Unum Group	3,955,580	191,212,737
		1,489,329,736
IT Services — 2.4%
International Business Machines Corp.	2,341,544	430,047,971
Media — 2.1%
Interpublic Group of Cos., Inc. (The)	5,863,997	193,453,261
Omnicom Group, Inc.	2,016,407	182,242,865
		375,696,126
Metals & Mining — 1.0%
Newmont Corp.	5,111,755	176,406,665

Schedule of Investments (unaudited)  (continued)
January 31, 2024
iShares® Select Dividend ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Multi-Utilities — 9.7%
Avista Corp.	1,668,095	$ 56,731,911
Black Hills Corp.	1,435,307	74,291,490
CenterPoint Energy, Inc.	5,735,159	160,240,342
CMS Energy Corp.	3,244,255	185,441,616
Dominion Energy, Inc.	5,130,625	234,572,175
DTE Energy Co.	1,900,616	200,362,939
NiSource, Inc.	7,730,919	200,771,966
Northwestern Energy Group, Inc.	1,285,231	61,845,316
Public Service Enterprise Group, Inc.	3,754,448	217,720,440
Sempra	2,504,410	179,215,580
WEC Energy Group, Inc.	2,311,786	186,699,837
		1,757,893,612
Oil, Gas & Consumable Fuels — 6.1%
Chevron Corp.	1,353,966	199,615,207
Exxon Mobil Corp.	1,768,834	181,853,823
Marathon Petroleum Corp.	1,114,991	184,642,510
ONEOK, Inc.	5,110,139	348,766,987
Valero Energy Corp.	1,370,290	190,333,281
		1,105,211,808
Pharmaceuticals — 1.9%
Merck & Co., Inc.	1,491,019	180,085,275
Pfizer, Inc.	5,918,542	160,274,117
		340,359,392
Technology Hardware, Storage & Peripherals — 3.0%
HP, Inc.	7,390,670	212,186,136
Seagate Technology Holdings PLC	4,003,771	343,043,099
		555,229,235
Tobacco — 3.8%
Altria Group, Inc.	10,164,360	407,794,123
Philip Morris International, Inc.	3,074,501	279,318,416
		687,112,539
Security	Shares	Value
Trading Companies & Distributors — 1.9%
MSC Industrial Direct Co., Inc., Class A	1,031,976	$ 101,835,391
Watsco, Inc.	615,912	240,809,274
		342,644,665
Total Long-Term Investments — 99.8% (Cost: $18,217,524,858)		18,086,003,896
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.51%(b)(c)(d)	6,516,090	6,520,000
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.32%(b)(c)	34,332,605	34,332,605
Total Short-Term Securities — 0.2% (Cost: $40,852,605)		40,852,605
Total Investments — 100.0% (Cost: $18,258,377,463)		18,126,856,501
Liabilities in Excess of Other Assets — (0.0)%		(3,815,608)
Net Assets — 100.0%		$ 18,123,040,893
(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ —	$ 6,532,904(a)	$ —	$ (12,904)	$ —	$ 6,520,000	6,516,090	$ 10,368(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	30,848,274	3,484,331(a)	—	—	—	34,332,605	34,332,605	1,475,795	—
				$ (12,904)	$ —	$ 40,852,605		$ 1,486,163	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)  (continued)
January 31, 2024
iShares® Select Dividend ETF
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Energy Select Sector Index	56	03/15/24	$ 4,911	$ 101,841
E-Mini Financials Select Sector Index	159	03/15/24	19,084	1,127,672
E-Mini Utilities Select Sector Index	190	03/15/24	11,811	(171,535)
				$ 1,057,978
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.  For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 18,086,003,896	$ —	$ —	$ 18,086,003,896
Short-Term Securities
Money Market Funds	40,852,605	—	—	40,852,605
	$ 18,126,856,501	$ —	$ —	$ 18,126,856,501
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 1,229,513	$ —	$ —	$ 1,229,513
Liabilities
Equity Contracts	(171,535)	—	—	(171,535)
	$ 1,057,978	$ —	$ —	$ 1,057,978
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
3